Disposal of Subsidiaries	6 Months Ended
Jun. 30, 2026
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES
4	DISPOSAL OF SUBSIDIARIES

On May 11, 2026, the Company disposed of V Gallant (Singapore) Pte Ltd (VGSG)’s equity interest, a wholly owned subsidiary principally engaged in trading of high-performance servers and information technology hardware, to Mr Hoo Voon Him for a total consideration of SGD300,000. Upon completion of the disposal, the Company ceased to control VGSG and, accordingly, deconsolidated the subsidiary from that date.

The assets and liabilities of VGSG at the date of disposal were as follows:

June 30, 2026
US$

Amount due from related parties	206,643
206,643

Trade and other payables	3,801
3,801

Net identifiable assets disposed of	202,842

The gain on disposal is calculated as below:

June 30, 2026
US$

Consideration	233,880
Less: Net assets disposed	(202,842)
Add: Foreign currency translation reserve recycled	(2,283)
28,755

The gain on disposal has been recognised in other income in the consolidated statement of profit or loss and other comprehensive income.